Financial Risk Management Objectives and Policies - Schedule of Interest Rate Risk (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Increase/(decrease) in basis points [Member]
Schedule of Interest Rate Risk [Line Items]
Increase/(decrease) in basis points	100	100
Increase/(decrease) in loss before tax	¥ (100)	¥ (100)
Increase/(decrease) in loss before tax [Member]
Schedule of Interest Rate Risk [Line Items]
Increase/(decrease) in basis points	11,160	10,723
Increase/(decrease) in loss before tax	¥ (11,160)	¥ (10,723)